Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Amounts at beginning of year	$ (41)	$ (52)	$ (231)
Allowances for expected credit losses (Note 7)	(44)	0	0
Foreign exchange differences	15	11	179
Amounts at end of year	$ (70)	$ (41)	$ (52)